FORM N-PX
       ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY

Investment Company Act file number: 811-4651

John Hancock Strategic Series
-------------------------------------------------------------------------
  (Exact name of registrant as specified in charter)

101 Huntington Avenue
Boston, MA  02199
-------------------------------------------------------------------------
  (Address of principal executive offices)

Victor Acker
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA  02199
-------------------------------------------------------------------------
  (Name and address of agent for service)


Registrant's telephone number, including area code: 1 800-225-5291

Date of Fiscal year-end: 5/31/2004

Date of reporting period: 7/1/2003 - 6/30/2004

   Item 1. Proxy Voting Record
   Account Number: 127214

   ISSUER NAME TICKER CUSIP MTG DATE MTG TYPE
           Proposal Type Voted? Vote For/Agnst Mgmt
   Deutsche Telekom AG DT  251566105  5/18/04  Annual
   1.00   Set Dividend at 0.00 MGMT YES FOR FOR
   2.00   Ratify Management Acts-Symbolic MGMT YES AGNST AGNST
   3.00   Ratify Board Acts-Symbolic MGMT YES AGNST AGNST
   4.00   Appoint Outside Auditors MGMT YES FOR FOR
   5.00   Authorize Share Repurchase MGMT YES FOR FOR
       Reissuance of Shares/Treasury Stock
   6.00   Cancel Authorized Stock MGMT YES FOR FOR
   7.00   Issue Stock w/o Preemptive Rights MGMT YES FOR FOR
       Increase Authorized Capital
   8.00   Approve Intra-company Contracts MGMT YES FOR FOR
   9.00   Approve Intra-company Contracts MGMT YES FOR FOR
   10.00   Approve Intra-company Contracts MGMT YES FOR FOR
   11.00   Approve Intra-company Contracts MGMT YES FOR FOR
   12.00   Approve Supervisory Board/Corp. Assembly Fees MGMT YES FOR FOR
   13.00   Amend Meeting Procedures/Change Date MGMT YES FOR FOR

   Newmont Mining NEM  651639106  4/28/04  Annual
   1.01   Elect Glen A. Barton MGMT YES FOR FOR
   1.02   Elect Vincent A. Calarco MGMT YES FOR FOR
   1.03   Elect Michael S. Hamson MGMT YES FOR FOR
   1.04   Elect Leo I. Higdon, Jr. MGMT YES FOR FOR
   1.05   Elect Pierre Lassonde MGMT YES FOR FOR
   1.06   Elect Robert J. Miller MGMT YES FOR FOR
   1.07   Elect Wayne W. Murdy MGMT YES FOR FOR
   1.08   Elect Robin A. Plumbridge MGMT YES FOR FOR
   1.09   Elect John B. Prescott MGMT YES FOR FOR
   1.10   Elect Michael K. Reilly MGMT YES FOR FOR

   1.11   Elect Seymour Schulich MGMT YES FOR FOR
   1.12   Elect James V. Taranik MGMT YES FOR FOR
   2.00   Ratify Selection of Auditors MGMT YES FOR FOR
   3.00   Redeem or Vote on Poison Pill SHLDR YES FOR AGNST

   NII Holdings NIHD  62913F201  4/28/04  Annual
   1.01   Elect Steven P. Dussek MGMT YES FOR FOR
   1.02   Elect Steven M. Shindler MGMT YES FOR FOR
   2.00   Increase Authorized Common Stock MGMT YES FOR FOR
   3.00   Adopt Stock Option Plan MGMT YES AGNST AGNST
   4.00   Adjourn Meeting MGMT YES FOR FOR

   NTL Europe NTEU  62940R103  1/27/04  Annual
   1.00   Approve Reverse Stock Split MGMT YES FOR FOR
       Decrease Authorized Common Stock
   2.00   Approve Name Change MGMT YES FOR FOR

   Pan American Silver     5/11/04  Annual
   1.00   Appoint Outside Auditors MGMT YES FOR FOR
   2.00   Set Auditors' Fees MGMT YES FOR FOR
   3.00   Set Board/Supervisory Board Size Limits MGMT YES FOR FOR
   4.00   Elect Ross J. Beaty MGMT YES FOR FOR
   5.00   Elect Geoffrey A. Burns MGMT YES FOR FOR
   6.00   Elect William A. Fleckenstein MGMT YES FOR FOR
   7.00   Elect Michael Larson MGMT YES FOR FOR
   8.00   Elect Michael J.J. Maloney MGMT YES FOR FOR
   9.00   Elect Paul B. Sweeney MGMT YES FOR FOR
   10.00   Elect John M. Willson MGMT YES FOR FOR
   11.00   Elect John H. Wright MGMT YES FOR FOR
   12.00   Approve Bonus MGMT YES FOR FOR
       Issue Stock w/o Preemptive Rights
   13.00   Amend Stock Option Plan MGMT YES FOR FOR
   14.00   Amend Stock Option Plan MGMT YES FOR FOR

   Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'
   Where management has recommended that shareholders 'Abstain' from voting on a ballot item: 1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and 2) a ballot voted 'For" or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'
   Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.
   SIGNATURES:
   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series
-------------------------------------------------------------------------
       (Registrant)


By _______________________________________________________________________
       (Signature & Title)


Date _____________________________________________________________________

                                     Page 2